Subsequent Events (Details) $ / shares in Units, $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Share of par value | $ / shares	$ 0.0001
Warrant to purchase shares | shares	1
Aggregate business consideration | $	$ 260.0
Incentive share | $ / shares	$ 20,000,000
Additional shares | shares	25,000,000
Price per share | $ / shares	$ 12
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Share of common stock | shares	1